Financial Instruments and Financial Risk Management - Schedule of Market Risk (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income (loss) 10% increase [Member] | NIS [Member]
Schedule of Market Risk [Line Items]
Cash and cash equivalents	$ (2)	$ (1)
Restricted short term bank deposits	(7)	(6)
Other receivables	(1)	(1)
Lease liability	10	18
Trade payables	4
Other payables	43	34
Total NIS-linked balances	47	44
Income (loss) 10% increase [Member] | USD [Member]
Schedule of Market Risk [Line Items]
Other receivables	(7)
Lease liability	2
Loans from related party	95	92
Total USD- linked balances	(371)	(611)
Total	(324)	(567)
Cash and cash equivalents	(461)	(586)
Short term bank deposits		(114)
Trade receivables		(3)
Income (loss) 5% increase [Member] | NIS [Member]
Schedule of Market Risk [Line Items]
Cash and cash equivalents	(1)	(1)
Restricted short term bank deposits	(4)	(3)
Other receivables	0
Lease liability	5	9
Trade payables	2
Other payables	23	18
Total NIS-linked balances	25	23
Income (loss) 5% increase [Member] | USD [Member]
Schedule of Market Risk [Line Items]
Other receivables	(4)
Lease liability	1
Loans from related party	50	48
Total USD- linked balances	(194)	(321)
Total	(169)	(298)
Cash and cash equivalents	(241)	(307)
Short term bank deposits		(60)
Trade receivables		(2)
Value on financial position [Member] | NIS [Member]
Schedule of Market Risk [Line Items]
Cash and cash equivalents	17	11
Restricted short term bank deposits	75	63
Other receivables	9	10
Lease liability	(109)	(194)
Trade payables	(39)	(5)
Other payables	(478)	(373)
Total NIS-linked balances	(525)	(488)
Value on financial position [Member] | USD [Member]
Schedule of Market Risk [Line Items]
Other receivables	78
Lease liability	(24)
Loans from related party	(1,042)	(1,011)
Total USD- linked balances	4,091	6,721
Total	3,566	6,233
Cash and cash equivalents	5,070	6,445
Short term bank deposits		1,254
Trade receivables	9	33
Income (loss) 5% decrease [Member] | NIS [Member]
Schedule of Market Risk [Line Items]
Cash and cash equivalents	1	1
Restricted short term bank deposits	4	3
Other receivables	0	1
Lease liability	(6)	(10)
Trade payables	(2)
Other payables	(25)	(20)
Total NIS-linked balances	(28)	(25)
Income (loss) 5% decrease [Member] | USD [Member]
Schedule of Market Risk [Line Items]
Other receivables	4
Lease liability	(1)
Loans from related party	(55)	(53)
Total USD- linked balances	215	354
Total	187	329
Cash and cash equivalents	267	339
Short term bank deposits		66
Trade receivables		2
Income (loss) 10% decrease [Member] | NIS [Member]
Schedule of Market Risk [Line Items]
Cash and cash equivalents	2	1
Restricted short term bank deposits	8	7
Other receivables	1	1
Lease liability	(12)	(22)
Trade payables	(4)	(1)
Other payables	(53)	(41)
Total NIS-linked balances	(58)	(55)
Income (loss) 10% decrease [Member] | USD [Member]
Schedule of Market Risk [Line Items]
Other receivables	9
Lease liability	(3)
Loans from related party	(116)	(112)
Total USD- linked balances	453	747
Total	395	692
Cash and cash equivalents	563	716
Short term bank deposits		139
Trade receivables		$ 4